SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES (Details) - Compass Digital Acquisition Corp [Member] - USD ($)	3 Months Ended												9 Months Ended		12 Months Ended
	Sep. 30, 2025		Jun. 30, 2025		Mar. 31, 2025		Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024		Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Class of Warrant or Right [Line Items]
Change in fair value							$ (13,103)						$ (476,488)	$ (138,182)	$ 469,341		$ 364,515
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	241,603		$ 98,574		$ 48,321		289,441		$ 444,550		$ 238,704		48,321	238,704	238,704
Change in fair value		[1]	143,029	[1]	50,253	[1]	5,315	[1]	(155,109)	[1]	205,846	[1]			(190,383)	[2]
Ending balance	241,603		241,603		98,574		294,756		289,441		444,550		241,603	294,756	48,321		238,704
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning balance	354,008		144,435		70,802		424,102		651,375		349,760		70,802	349,760	349,760
Change in fair value		[1]	209,573	[1]	73,633	[1]	7,788	[1]	(227,273)	[1]	301,615	[1]			(278,958)	[2]
Ending balance	354,008		354,008		144,435		431,890		424,102		651,375		354,008	431,890	70,802		349,760
Warrant Liabilities [Member]
Class of Warrant or Right [Line Items]
Beginning balance	595,611		243,009		119,123		713,543		1,095,925		588,464		119,123	588,464	588,464
Change in fair value		[1]	352,602	[1]	123,886	[1]	13,103	[1]	(382,382)	[1]	507,461	[1]			(469,341)	[2]
Ending balance	$ 595,611		$ 595,611		$ 243,009		$ 726,646		$ 713,543		$ 1,095,925		$ 595,611	$ 726,646	$ 119,123		$ 588,464

[1]	Changes in fair value are recognized in change in fair value of derivative warrant liabilities in the accompanying unaudited condensed statements of operations.
[2]	Changes in fair value are recognized in changes in fair value of warrant liabilities in the accompanying statements of operations.